Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross cost
Purchased and internally developed software	$ 554		$ 575	$ 473
Affiliate and customer relationships	2,435		2,445	2,440
Debt origination fees	62		54	47
Trademarks (indefinite life)	2,429		2,429	2,428
Other intangible assets (excluding goodwill), gross	5,480		5,503	5,388
Accumulated amortization
Purchased and internally developed software	(340)		(352)	(307)
Affiliate and customer relationships	(1,661)		(1,624)	(1,446)
Debt origination fees	(18)		(18)	(11)
Other intangible assets (excluding goodwill), accumulated amortization	(2,019)		(1,994)	(1,764)
Amortization of other intangible assets	$ 62	$ 55	$ 237	$ 272	$ 226